TAXATION - Reconciliation (Details)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
TAXATION
PRC statutory EIT rate	34.00%	25.00%	25.00%	25.00%
Effect of different tax rates in other jurisdictions		(10.00%)	1.00%	2.00%
Change in future tax rate (upon expiration of preferential rate)			2.00%	1.00%
Change of prior year deferred tax assets		1.00%	(15.00%)	(11.00%)
Change of valuation allowance		(10.00%)	(18.00%)	(2.00%)
Effect of expired net operating loss		(6.00%)	5.00%	(15.00%)
PRC withholding tax		2.00%
Effective EIT rate		2.00%